UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22550

Name of Fund:     BlackRock Preferred Partners LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred

                Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading – 14.1%
AlphaMosaic SPC Platform, Class A, Series 10-2012	$1,228,484
D.E. Shaw Oculus International Fund, Liquidity Class	3,139,871
Fortress Asia Macro Fund Ltd., Class A:
Series 04-2012	1,367,552
Series 06-2012	514,282
Series 12-2012	414,600

6,664,789

Event Driven – 21.7%
Davidson Kempner International (BVI), Ltd., Class C, Tranche 3,
Series 01-2012	1,415,113
HBK Offshore Fund II LP, Class A, Sub-Class A1	1,994,963
Peak6 Performance Fund, Ltd., Class A-NV-U:
Series 04-2012	1,356,805
Series 05-2012	291,171
Series 08-2012	217,448
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	1,720,103
Series 02-2012	121,918
Series 03-2012	579,731
Series 04-2012	113,075
Series 05-2012	109,669
Series 06-2012	138,685
Series 12-2012	420,817
York Investment, Ltd., Class D:
Series 09-2011	1,159,630
Series 05-2012	263,763
Series 06-2012	379,999

10,282,890

Fundamental Long/Short – 51.8%
BG Fund, Class B	1,578,761
Brigade Leveraged Capital Structures Offshore, Ltd.:
Series 09-2011 NV	1,111,865
Series 02-2012 NV	104,924
Series 03-2012 NV	261,656
Series 06-2012 NV	258,169
Claren Road Credit Fund, Ltd., Class A:
Series 32	1,075,556
Series 69	177,415
Series 70	665,970
Series 71	489,915
Series 72	310,174
Series 73	205,552
Series 74	151,804
Series 76	203,216
Conatus Capital Overseas Ltd., Class A, Sub-Class 1:
Series 09-2011	1,099,870
Series 06-2012	255,978
Glenview Capital Partners (Cayman), Ltd., Series G/84	1,911,319
King Street Capital, Ltd., Class A, Series 03	616,079
Myriad Opportunities Offshore Fund, Ltd., Class B:
Series 40	1,106,125
Series 40A	629,323
Series 40B	156,811
Series 40C	408,754

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Oak Hill Credit Alpha Fund (Offshore), Ltd., Class A, Series 09-2011	$1,065,924
One William Street Capital Offshore Fund, Ltd., Class CC:
Series 09-2011-AA	1,942,394
Series 02-2012	115,824
Series 03-2012	626,560
Series 04-2012	224,853
Series 06-2012	276,826
Series 08-2012	269,234
Series 12-2012	352,975
Panning Overseas Fund, Ltd.:
Inital Series	691,250
Series 12-2012	1,378,128
Scout Capital Fund, Ltd., Class B:
Series NV-3	1,459,939
Series NV-6	198,567
Series NV-10	712,227
Standard Pacific Capital Offshore, Ltd., Class B, Series B-1	1,357,331
Standard Pacific Pan-Asia Fund, Ltd., Series A:
Sub-Series 02-2011	876,191
Sub-Series 04-2012	154,969

24,482,428

Relative Value – 15.4%
Aristeia International, Ltd., Class A:
Series A-NV	1,208,076
Series 05-2012	309,905
Series 06-2012	260,925
Citadel Global Fixed Income Fund, Ltd., Class A	2,086,383
Magnetar Capital Fund II, Ltd., Class A:
Series 25	1,908,845
Series 47	338,042
Series 50	110,031
Series 52	216,152
Series 58	268,541
Series 62	160,197
Series 75	407,040

7,274,137
Total Investments (Cost $45,415,159*) – 103.0%	48,704,244
Liabilities in Excess of Other Assets – (3.0)%	(1,421,400)

Members’ Capital – 100.0%	$47,282,844

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,544,319

Gross unrealized appreciation	$2,486,792
Gross unrealized depreciation	(326,867)

Net unrealized appreciation	$2,159,925

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access;

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2012

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	–	$ 3,524,918	$ 3,139,871	$ 6,664,789
Event Driven	–	3,218,505	7,064,385	10,282,890
Fundamental Long/Short	–	2,644,685	21,837,743	24,482,428
Relative Value	–	1,778,906	5,495,231	7,274,137

Total	–	$ 11,167,014	$37,537,230	$ 48,704,244

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $156,422 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2012	$2,179,127	$3,594,243	$14,586,656	$2,403,103	$22,763,129
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3[1]	–	–	(1,037,925)	–	(1,037,925)
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	89,375	–	89,375
Net change in unrealized appreciation/depreciation[2]	310,744	370,142	851,218	292,128	1,824,232
Purchases	650,000	3,100,000	8,875,000	2,800,000	15,425,000
Sales	–	–	(1,526,581)	–	(1,526,581)

Closing Balance, as of December 31, 2012	$3,139,871	$7,064,385	$21,837,743	$5,495,231	$37,537,230

[1]

As of March 31, 2012, certain investments were subject to liquidity restrictions that would not be lifted in the near term. As of December 31, 2012, these liquidity restrictions were lifted for these investments. As a result, as of December 31, 2012, investments with a beginning of period value of $1,037,925 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $1,824,232.

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: February 22, 2013